Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		4 Months Ended		6 Months Ended	8 Months Ended
	Jan. 22, 2019	Jan. 17, 2018	May 03, 2019	Apr. 18, 2018	Jun. 30, 2019	Sep. 11, 2019
Common Unitholders
Subsequent Event [Line Items]
Dividends Payable, Date Declared					Jul. 23, 2019
Dividend declared	$ 0.315	$ 0.56	$ 0.315	$ 0.56	$ 0.315
Dividends Payable, Date of Payment					Aug. 15, 2019
Dividends Payable, Date of Record					Aug. 02, 2019
CMA CGM Amazon settlement
Subsequent Event [Line Items]
Loss Contingency, Settlement Agreement, Terms						Under the terms of the agreement, the subsidiary pled guilty to oil record book violations with respect to the M/V CMA CGM Amazon. The subsidiary shall pay a fine of up to $500 and was placed on probation for 30 months.
Loss Related to Settlement Agreement						$ 500